Debt (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 28, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Debt (Details) [Line Items]
Agreement total commitment				$ 65.0
Debt issuance cost		$ 105.3
interest rate floor		6.00%
Reference rate		7.00%
Margin rate		12.00%
Debt discount and debt issuance costs	$ 8.6
Minimum [Member]
Debt (Details) [Line Items]
Agreement total commitment				100.0
Increased in operations amount		$ 65.0
Maximum [Member]
Debt (Details) [Line Items]
Agreement total commitment				$ 105.3
Increased in operations amount		$ 80.0
Level 3 [Member]
Debt (Details) [Line Items]
Fair value of loan			$ 59.1
Business Combination [Member]
Debt (Details) [Line Items]
Proceeds to pay the outstanding balance	$ 96.9
LIBOR loans [Member]
Debt (Details) [Line Items]
Interest rate percentage		5.00%
Reference rate		6.00%
Financing Agreement [Member]
Debt (Details) [Line Items]
Borrowings					$ 100.0